Other Operating Expenses - Quebec Class Actions - Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Quebec Class Actions
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses	£ 436